SHARE BASED PAYMENT LIABILITIES - Change in Number of Units Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	502,037	342,206
Granted (in shares)	117,143	198,528
Cancelled (in shares)	(23,114)	(38,697)
Redeemed (in shares)	(84,298)	0
Ending balance (in shares)	511,768	502,037
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	524,094	364,263
Granted (in shares)	129,146	198,528
Cancelled (in shares)	(23,114)	(38,697)
Redeemed (in shares)	(89,298)	0
Ending balance (in shares)	540,828	524,094
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	170,528,000	131,006,000
Granted (in shares)	21,875,000	39,522,000
Cancelled (in shares)	0	0
Redeemed (in shares)	(37,026,000)	0
Ending balance (in shares)	155,377,000	170,528,000
Phantom share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	35,625,000	95,000,000
Granted (in shares)	0	0
Cancelled (in shares)	0	(23,750,000)
Redeemed (in shares)	(35,625,000)	(35,625,000)
Ending balance (in shares)	0	35,625,000